Other Receivables, Deposits and Prepayments, Net - Schedule of Other Receivables, Deposits and Prepayments, Net (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Other Receivables, Deposits and Prepayments, Net [Abstract]
Other receivables			RM 246,088
Deposits	4,022,650		9,034,225
Prepayments	152,660		192,880
Other receivables, gross	4,175,310		9,473,193
Less : Impairment allowance	(4,000,000)
Other receivables	RM 175,310	$ 41,592	RM 9,473,193